First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.5%
	California — 94.4%
$2,000,000	Anaheim CA Hsg & Pub Impt Auth Rev Var Wtr Sys Proj Second Lien, Ser A (a)	3.10%	10/01/54	$2,000,000
250,000	Atascadero CA Fing Auth Lease Rev, Ser A	5.00%	05/01/44	271,587
250,000	Atascadero CA Fing Auth Lease Rev, Ser A	5.00%	05/01/45	270,259
1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt, AG	5.00%	09/01/44	1,228,959
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/44	1,072,801
1,400,000	Bay Area CA Toll Auth Toll Bridge Rev Var, Ser H (a)	3.05%	04/01/59	1,400,000
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	101,667
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,326,856
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/40	1,093,304
750,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/44	792,529
625,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/49	654,748
20,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,306
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	1,089,812
585,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	634,471
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond, Ser A-1 (Mandatory put 08/01/29)	5.00%	12/01/53	986,185
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,072,919
405,500	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	420,486
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/56	220,015
310,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	311,225
1,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/43	1,001,693
455,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/40	472,082
250,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/42	255,486
175,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/43	177,773
185,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp, Ser A (b)	5.00%	07/01/44	186,960
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	107,576
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	5.00%	07/01/32	202,824
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.00%	07/01/40	558,293
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	456,960
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	659,595
450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	490,670
375,000	CA St Enterprise Dev Auth Chrt Sch Rev Ref The Rocklin Acdmy Proj, Ser A (b)	4.00%	06/01/36	357,308
500,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/34	524,452
750,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/44	734,947

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.25%	11/01/49	$2,681,925
600,000	CA St Enterprise Dev Auth Rev Ref Sage Hill Sch Proj	5.00%	12/01/41	659,469
650,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/39	697,935
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/40	544,011
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/41	538,902
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/42	533,957
2,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.00%	12/01/44	2,114,412
1,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.25%	12/01/49	1,066,026
520,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.00%	11/15/33	575,131
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/48	1,029,544
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Subser A-2	4.00%	11/01/44	955,942
1,240,000	CA St Hlth Facs Fing Auth Rev Ref El Camino Hlth, Ser A	5.00%	02/01/43	1,340,252
1,025,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A	5.00%	11/15/42	1,131,810
500,000	CA St Hlth Facs Fing Auth Rev Ref Stanford Hlth Care, Ser A	5.00%	08/15/43	547,463
500,000	CA St Hlth Facs Fing Auth Rev Ref Stanford Hlth Care, Ser A	5.00%	08/15/44	543,378
1,410,000	CA St Infra & Econ Dev Bank Rev Adventist Hlth Energy Proj, Ser A	5.00%	07/01/40	1,506,089
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	250,152
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,104
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	448,076
2,000,000	CA St Muni Fin Auth Mf Hsg Rev Gibson Drive Apartments Proj, Ser A	4.45%	12/01/42	2,027,703
500,000	CA St Muni Fin Auth Mf Hsg Rev Var Oaks on Balboa, Ser A-1 (Mandatory put 10/01/27)	3.15%	08/01/59	500,525
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	814,897
85,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	3.00%	08/15/32	82,613
170,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	166,219
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	278,392
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	372,794
1,000,000	CA St Muni Fin Auth Mobile Home Park Rev Sustainable Bond Ref Caritas Projs, Ser A	5.00%	08/15/49	1,029,496
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AG, COPS	5.25%	11/01/34	550,754
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AG, COPS	5.25%	11/01/36	543,086
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,068,036
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,612,974
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Ctr of the Centrl Coast Inc, Ser A	5.50%	12/01/45	1,041,793
1,000,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.13%	11/01/40	1,037,847
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	204,298
1,345,000	CA St Muni Fin Auth Rev Ref Eskaton Properties Incorporated Oblig Grp	5.00%	11/15/40	1,420,747

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$380,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	$381,789
800,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	802,010
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	501,731
600,000	CA St Muni Fin Auth Rev Ref S Central Los Angeles Regl Ctr Proj	5.00%	12/01/40	666,133
675,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/44	722,528
435,000	CA St Muni Fin Auth Sch Fac Rev St Mary’s Sch Aliso Viejo, Ser A (b)	5.75%	05/01/54	438,116
1,040,000	CA St Muni Fin Auth Sch Fac Rev Temps St Mary’s Sch Aliso Viejo, Ser B	4.65%	05/01/30	1,063,879
2,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Draw Down Wst Mgmt Proj Remk, Ser B, AMT (Mandatory put 06/01/26)	3.85%	11/01/41	1,997,849
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/26)	3.45%	07/01/41	999,215
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 12/01/25)	3.80%	11/01/46	999,707
1,550,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,567,238
600,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.50%	09/01/43	634,436
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	584,393
400,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/39	417,650
750,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/44	770,263
1,250,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/49	1,271,585
550,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	564,975
500,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/39	514,189
350,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	358,133
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	1,000,000
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/17/26) (b)	3.80%	07/01/43	1,498,349
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,621,874
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,049
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,016
1,090,000	CA St Pub Wks Brd Lease Rev Various Capital Projs, Ser D	5.00%	11/01/46	1,148,695
250,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/39	268,297
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/49	1,023,423
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	742,115
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainable Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	601,802
650,000	CA St Sch Fin Auth Eductnl Facs Rev Ref New Designs Chrt Sch, Ser A (b)	5.00%	06/01/54	606,292
375,000	CA St Stwd Cmntys Dev Auth Rev Var Rady Childrens Hosp Remk, Ser B (a)	3.00%	08/15/47	375,000
1,000,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 2	5.00%	09/01/44	1,029,210
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref CHF Irvine LLC	5.00%	05/15/35	282,461
1,000,000	CA St Univ Rev Ref, Ser A	5.00%	11/01/43	1,113,365

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,340,000	CA St Unrefunded	5.00%	11/01/31	$1,504,409
770,000	CA St Unrefunded	5.00%	12/01/43	817,876
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	252,254
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	309,871
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	254,997
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/41	500,355
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	102,259
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,409
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr (Pre- refunded maturity 02/15/26)	5.00%	08/15/33	50,326
1,000,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.25%	12/01/44	1,088,902
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W Remk, Ser 2007-A (Mandatory put 03/01/27)	5.00%	03/01/37	390,648
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,214,001
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	470,382
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	892,232
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	537,231
500,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/39	537,593
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,633,610
1,000,000	E Bay CA Muni Util Dist Wtr Sys Rev Ref, Ser B	5.00%	06/01/43	1,127,490
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	1,271,040
175,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/34	190,382
175,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/35	189,062
400,000	Estrn CA Muni Wtr Dist Cmnty Facs Dist Spl Tax Cmnty Facs Dist #2018-80 Willow Springs	5.00%	09/01/40	422,899
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	360,079
1,500,000	Fontana CA Pub Fin Auth Lease Rev Ref, Ser A	5.00%	11/01/50	1,591,966
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	159,990
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	504,909
1,200,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/39	1,284,686
600,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/39	642,343
300,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/48	307,248
1,000,000	Fontana CA Spl Tax The Gardens Phase One	5.00%	09/01/39	1,070,572
2,000,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Pub Safety Projs, Ser A, AG	5.25%	04/01/50	2,156,726
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/43	1,082,159
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	802,021
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AG	5.25%	08/01/53	1,069,985
575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	643,290

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$775,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/44	$837,338
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	155,298
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,129,824
485,000	King City CA Union Sch Dist CABS Election 1998-C, Ser C, AMBAC	(e)	08/01/29	436,564
245,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/39	260,623
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,595
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,505
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	195,699
1,000,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.00%	11/15/35	1,144,895
1,000,000	Long Beach CA Cmnty Clg Dist, Ser E	5.00%	08/01/48	1,082,325
1,010,000	Long Beach CA Marina Rev Ref Alamitos Bay Marina Proj	5.00%	05/15/40	1,114,162
500,000	Long Beach CA Marina Rev Ref Alamitos Bay Marina Proj	5.00%	05/15/41	545,862
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	54,845
605,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	661,374
1,125,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Subord Bonds Sustainable Bonds, Ser D	5.00%	05/15/42	1,259,360
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	538,796
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,221,877
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	752,889
1,000,000	Los Angeles CA Unif Sch Dist Election 2008, Ser B-1, AG	5.25%	07/01/42	1,041,909
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var W LA VA Bldg 156 & 157 Apts, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	650,766
450,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/41	498,387
940,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/43	1,021,731
500,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/44	540,551
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	102,487
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	257,689
600,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/43	624,113
700,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/48	719,016
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	255,144
1,500,000	Menifee CA Union Sch Dist, Ser C, AG	3.00%	08/01/40	1,328,569
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,074,697
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	581,313
500,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/40	572,745
700,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/41	793,344

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$750,000	Modesto CA High Sch Dist Stanislaus Cnty Election Bonds of 2022, Ser B	5.00%	08/01/42	$841,867
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	202,458
500,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #1	5.00%	09/01/40	521,876
800,000	Mountain House Cmnty Facs Dist CA Spl Tax Cmnty Facs Dt #2024-1 Impt Area #1	5.00%	09/01/45	810,932
1,000,000	Oakdale CA Jt Unif Sch Dist Election of 2024, Ser A	5.00%	08/01/43	1,092,910
1,375,000	Oakdale CA Jt Unif Sch Dist Election of 2024, Ser A	5.00%	08/01/44	1,490,421
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	100,871
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	65,203
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	262,013
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/39	527,681
800,000	Ontario Pub Fing Auth Lease Rev, Ser A	5.00%	11/01/41	902,510
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AG	5.25%	08/01/48	638,996
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,091,767
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	565,488
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	794,172
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	218,713
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	228,979
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	555,178
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	508,392
1,500,000	Riverside CA Swr Rev Ref, Ser A	5.00%	08/01/40	1,723,642
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	535,123
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	394,285
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	800,640
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/41	979,332
400,000	Romoland CA Sch Dist Spl Tax Underwood Impt Area No 2 Special Tax Bonds	5.00%	09/01/43	416,076
930,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/39	978,687
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	192,925
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	166,693
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	173,197
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	151,922
750,000	Rowland CA Unif Sch Dist Ref, Ser B	4.00%	08/01/42	762,456
1,000,000	S Wstrn CA Cmnty Clg Dist Election of 2024, Ser A	5.25%	08/01/46	1,105,833
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	204,154
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,033,894
1,120,000	Sacramento Cnty CA Arpt Sys Rev, Ser A, AMT	5.00%	07/01/33	1,262,679
775,000	Sacramento Cnty CA Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	844,067
1,355,000	San Clemente CA Spl Tax Ref Cmnty Facs Dist #2006-1 Marblehead Coastal, BAM	5.00%	09/01/41	1,530,214
500,000	San Diego CA Pub Facs Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	530,369
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,647,109
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	138,382

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	$1,094,961
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	86,386
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	148,778
3,040,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/49	3,077,148
500,000	San Francisco CA City & Cnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs and Svcs, Ser A (b)	4.00%	09/01/46	439,778
1,000,000	San Francisco CA City & Cnty Pub Utils Commn Wtr Rev Reg and Loc Wtr Subord, Ser A	5.25%	11/01/48	1,086,083
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dist #6 Mission Bay S Pub Impts, AG	5.25%	08/01/40	1,416,718
1,350,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Transbay Infra Projs Third Lien, Ser B, AG	5.00%	08/01/48	1,426,560
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	891,935
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev CABS Ref, Ser A, NATL-RE	(e)	01/15/29	158,458
1,000,000	San Joaquin Vly Clean Energy Auth CA Clean Energy Rev Var Sustainable Bonds Clean Energy Proj, Ser A (Mandatory put 07/01/35)	5.50%	01/01/56	1,157,006
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,122,441
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,078,286
1,000,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/42	1,118,291
2,000,000	Santa Barbara CA Fin Auth Lease Rev Pub Safety and Park Projs	4.00%	05/15/42	2,029,683
1,590,000	Santa Clara CA Wstwtr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,683,652
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	555,279
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	550,944
1,075,000	Santa Fe Springs CA Public Fin Auth Spl Parcel Tax Rev Santa Fe Springs Road Impts, AG	5.00%	06/01/40	1,202,550
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,187,420
1,000,000	Santa Rosa CA High Sch Dist, Ser B	5.00%	08/01/45	1,081,763
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	155,189
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	515,648
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	257,771
435,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser 0-1 (a)	3.05%	05/15/45	435,000
1,000,000	Univ of CA Rev Var Ref Gen Remk, Ser AL-3 (a)	3.25%	05/15/48	1,000,000
365,000	Vacaville CA Spl Tax Lower Lagoon Vly Impt Area No 1, Ser A	5.00%	09/01/40	377,122
330,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/38	350,211
500,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/43	517,291
				179,092,219
	Connecticut — 0.3%
490,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	504,139

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida — 0.1%
$210,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	$213,045
	Guam — 1.6%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	100,069
500,000	Guam Govt Busn Privilege Tax Rev Ref, Ser G	5.00%	01/01/31	541,066
500,000	Guam Govt Busn Privilege Tax Rev Ref, Ser G	5.25%	01/01/38	550,512
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.25%	07/01/42	1,067,278
280,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	282,145
210,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/41	220,952
325,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/42	339,647
				3,101,669
	Louisiana — 0.4%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2008 (Mandatory put 06/01/30) (b)	6.10%	06/01/38	824,947
	Puerto Rico — 1.3%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,088,227
1,000,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.75%	01/01/45	1,130,435
263,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	255,332
				2,473,994
	Utah — 0.2%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	412,362
	Wisconsin — 0.2%
250,000	Pub Fin Auth WI Student Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/45	260,777

	Total Investments — 98.5%			186,883,152
	(Cost $184,066,022)
	Net Other Assets and Liabilities — 1.5%			2,920,738
	Net Assets — 100.0%			$189,803,890
Futures Contracts at October 31, 2025:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra U.S. 10-Year Treasury Notes	16	Dec-2025	$(1,847,750)	$(25,250)

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $19,135,804 or
10.1% of net assets.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$186,883,152	$—	$186,883,152	$—

LIABILITIES TABLE
	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(25,250)	$(25,250)	$—	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of October 31, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.06	$250,000	$250,152	0.13%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 95.5%
	Florida — 1.3%
$250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	$256,069
105,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	96,034
				352,103
	Guam — 1.0%
250,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.25%	07/01/39	275,918
	New Jersey — 1.2%
300,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	5.00%	06/15/45	320,693
	New York — 86.1%
500,000	Albany NY Capital Res Corp Ref Albany Med Ctr Hosp Proj, Ser A	5.25%	05/01/50	526,969
275,000	Battery Park City NY Auth Sr Sustainable Bond, Ser A	5.00%	11/01/44	295,350
500,000	Battery Park City NY Auth Sr Sustainable Bond, Ser A	5.00%	11/01/53	527,558
300,000	Brewster NY Centrl Sch Dist	3.00%	10/01/26	299,782
400,000	Brookhaven NY Local Dev Corp Rev Ref Long Island Cmnty Hosp Proj, Ser A	5.00%	10/01/50	407,681
365,000	Buffalo NY Swr Auth, Ser A	5.00%	06/15/43	396,141
300,000	Build NYC Res Corp NY Rev Success Acdmy Chrt Schs Proj	4.00%	09/01/43	285,020
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	307,065
275,000	Carmel NY	4.00%	09/15/45	276,108
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	302,452
250,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	270,015
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	255,114
270,000	Dutchess Cnty NY Loc Dev Corp Rev Ref The Culinary Institute of America Proj	5.25%	07/01/43	286,645
440,000	Erie Cnty NY Buffalo Bills Stadium Proj, Ser B	5.25%	09/15/42	491,587
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	341,250
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	256,055
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	253,977
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	333,210
250,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/49	262,264
350,000	Long Island NY Pwr Auth Elec Sys Rev Sustainable Bond, Ser E	5.00%	09/01/48	365,931
250,000	Met Transprtn Auth NY Rev Ref Sustainable Bonds, Ser B	5.00%	11/15/43	265,155
300,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser A	5.50%	11/15/47	324,451
300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	309,420
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	263,738
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	259,348
300,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	294,543
200,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring Rmkt (a)	3.85%	01/01/34	200,000
250,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	253,367
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser A-1	3.95%	05/01/35	255,440
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser B-1	4.75%	11/01/40	313,927

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	New York City NY Indl Dev Agy Rev Ref Queens Baseball Stadium Proj, Ser A, AG	3.00%	01/01/37	$233,963
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser AA	4.00%	06/15/40	265,226
305,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref, Ser AA-3	5.00%	06/15/47	319,679
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	252,790
250,000	New York City NY Transitional Fin Auth Rev Subord, Subser F-3	3.00%	02/01/39	224,353
250,000	New York City NY Trust For Cultural Res Ref American Museum of Nat History, Ser A	5.00%	07/15/54	263,713
500,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	538,196
250,000	NY NY Fiscal 2021, Ser C	4.00%	08/01/41	248,496
275,000	NY NY Fiscal 2025 Multi Modal, Ser E	5.00%	08/01/41	301,819
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.25%	07/01/54	269,389
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	309,061
500,000	NY St Dorm Auth Revs Non St Supported Debt Orchard Park CCRC Inc Obligated Grp (b)	5.13%	11/15/50	504,015
250,000	NY St Dorm Auth Revs Non St Supported Debt Pace Univ, Ser A	5.25%	05/01/43	260,660
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	251,914
355,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	384,601
250,000	NY St Dorm Auth Revs Non St Supported Debt Roswell Park Cancer Institute Obligated Grp, Ser A-1, AG	5.00%	07/01/39	275,941
250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AG	5.25%	10/01/43	265,953
290,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	267,600
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/47	270,250
250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas Remk, Ser C	4.00%	04/01/34	258,070
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (c)	5.13%	09/01/50	262,246
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Remk, AMT (Mandatory put 02/02/26)	3.85%	05/01/30	249,993
300,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref NYC Muni Wtr Fin Auth Projs Subord Srf Bond, Ser C	5.00%	06/15/44	327,677
250,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	253,948
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	241,407
300,000	NY St Mtge Agy Homeowner Mtge Rev Sustainable Bonds, Ser 266	4.55%	10/01/45	303,496
305,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	291,571
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	367,070
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,057
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal One Proj, AMT	6.00%	06/30/42	277,487
435,000	NY St Transprtn Dev Corp Spl Fac Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	470,231

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$280,000	NY St Urban Dev Corp Sales Tax Rev, Ser A	5.00%	03/15/45	$298,757
75,000	Onondaga Cnty NY	3.00%	04/15/36	73,124
250,000	Oyster Bay NY, Ser A, AG	2.00%	03/01/35	214,409
305,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/40	327,344
300,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	311,855
250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	286,693
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	274,299
500,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	507,466
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	249,238
285,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax Ref MTA Bridges & Tunnels, Ser A	5.00%	05/15/47	296,159
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	267,556
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.50%	11/15/57	267,702
315,000	Util Debt Securitization Auth NY Ref TE, Ser 1	5.00%	12/15/41	352,899
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AG	5.75%	11/01/49	272,412
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	271,930
				23,012,278
	Puerto Rico — 4.0%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	395,719
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	283,487
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	388,337
				1,067,543
	South Dakota — 1.9%
500,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Comnty Issue, Ser A	5.00%	09/01/50	501,189

	Total Investments — 95.5%			25,529,724
	(Cost $25,058,683)
	Net Other Assets and Liabilities — 4.5%			1,202,043
	Net Assets — 100.0%			$26,731,767

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $262,246 or 1.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$25,529,724	$—	$25,529,724	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.